Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Assets	$ 65,019	$ 61,610	$ 38,475
Liabilities	37,690	14,021	3,397
Green coffee associated with forward contracts
Fair Value Measurements
Assets	51,323	47,845	26,212
Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	703
Forward sales contracts
Fair Value Measurements
Assets		13,593	9,526
Coffee options
Fair Value Measurements
Assets	303		646
Forward purchase contracts
Fair Value Measurements
Liabilities		14,021	3,397
Level 1
Fair Value Measurements
Assets	303	172	2,737
Liabilities	18,828
Level 1 | Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	703
Level 1 | Coffee options
Fair Value Measurements
Assets	303		646
Level 2
Fair Value Measurements
Assets	64,716	61,438	35,738
Liabilities	4,654	14,021	3,397
Level 2 | Green coffee associated with forward contracts
Fair Value Measurements
Assets	51,323	47,845	26,212
Level 2 | Forward sales contracts
Fair Value Measurements
Assets		13,593	9,526
Level 2 | Forward purchase contracts
Fair Value Measurements
Liabilities		$ 14,021	$ 3,397
Level 3
Fair Value Measurements
Liabilities	$ 14,208